UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215-564

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.    Schedule of Investments

SMA Relationship Trust — Series T
Schedule of Investments—September 30, 2005 (unaudited)

	Shares	Value

Investment Companies — 99.06%
UBS Corporate Bond Relationship Fund	11,358,081	$125,847,538
UBS U.S. Securitized Mortgage Relationship Fund	20,575,603	244,650,096
Total Investment Companies
(Cost $361,417,901)		370,497,634
Short-Term Investment — 0.55%
JPMorgan Liquid Asset Money Market Funds
yield of 3.40% (Cost $2,032,468)	2,032,468	2,032,468

Total Investments — 99.61%
(Cost $363,450,369)		372,530,102
Cash and other assets, less liabilities — 0.39%		1,466,093

Net Assets — 100.00%		$373,996,195

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $363,450,369; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,079,733
Gross unrealized depreciation	-

Net unrealized appreciation	$9,079,733

Industry Diversification
As a Percent of Net Assets
As of September 30, 2005 (unaudited)

Investment Companies	99.06%
Short-Term Investment	0.55

Total Investments	99.61

Cash and other assets, less liabilities	0.39

Net Assets	100.00%

SMA Relationship Trust — Series M
Schedule of Investments—September 30, 2005 (unaudited)
	Face
	Amount	Value

Municipal Bonds — 98.35%
Arizona — 1.63%
Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.13%, 01/01/27	$3,465,000	$3,646,566

California — 24.64%
California Statewide Communities Development Authority Revenue Bonds, 3.88%, 04/01/32 (a)	5,000,000	5,024,650
La Mesa General Obligation Bonds, 5.25%, 08/01/34	3,320,000	3,543,669
Long Beach Unified School District General Obligation Bonds, 5.25%, 08/01/23	1,920,000	2,085,350
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/18	3,000,000	3,210,390
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/30	8,000,000	8,258,800
Metropolitan Water District Southern California Water Works Revenue Bonds, 5.00%, 10/01/29	3,670,000	3,843,334
Orange County California Revenue Bonds, 5.00%, 06/01/15	7,000,000	7,651,560
Sacramento City Unified School District General Obligation Bonds, 5.00%, 07/01/30	5,000,000	5,251,700
Sacramento County Sanitation District Finance Authority Revenue Bonds, 5.00%, 12/01/27	8,045,000	8,341,619
San Diego Unified School District General Obligation Bonds, 5.00%, 07/01/28	1,000,000	1,047,570
San Jose Unified School District Santa Clara County General Obligation Bonds, 5.00%, 08/01/24	4,295,000	4,551,540
Walnut Energy Center Authority Revenue Bonds, 5.00%, 01/01/18	2,275,000	2,416,983

		55,227,165

Georgia — 2.29%
Georgia State General Obligation Bonds, 4.75%, 06/01/28	5,000,000	5,133,050

Illinois — 1.08%
Will County Community School District General Obligation Bonds, 3.75%, 01/01/12 (b)	1,145,000	903,748
Will County Community School District General Obligation Bonds, 4.20%, 01/01/12 (b)	1,915,000	1,508,733

		2,412,481

Kansas — 0.82%
Kansas State Development Finance Authority Revenue Bonds, 5.00%, 04/01/23	1,750,000	1,849,242

Massachusetts — 8.02%
Massachusetts State General Obligation Bonds, 5.00%, 08/01/12	9,270,000	10,041,078
Massachusetts State General Obligation Bonds, 5.00%, 03/01/22	4,000,000	4,227,560
Massachusetts State General Obligation Bonds, 6.00%, 02/01/15	1,025,000	1,147,139
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 07/01/23 (d)	2,300,000	2,549,872

		17,965,649

Michigan — 5.34%
Birmingham City School District General Obligation Bonds, 5.00%, 11/01/28	2,000,000	2,102,780
Michigan Municipal Bond Authority Revenue Bonds, 5.00%, 06/01/15	6,290,000	6,802,006
Michigan State Hospital Finance Authority Revenue Bonds, 5.00%, 05/01/12	2,500,000	2,672,825
Michigan State Strategic Fund Limited Obligation Revenue Bonds, 7.10%, 02/01/06	390,000	390,562

		11,968,173

Missouri — 1.96%
University of Missouri Revenue Bonds, 2.56%, 11/01/30 (a)	4,400,000	4,400,000

New Jersey — 11.11%
New Jersey Economic Development Authority Revenue Bonds, 5.25%, 09/01/13	10,000,000	11,033,700
New Jersey Economic Development Authority Revenue Bonds, 5.25%, 09/01/29	5,000,000	5,568,000
New Jersey Economic Development Authority Revenue Bonds, 5.38%, 06/15/14	1,240,000	1,342,449
New Jersey State Transportation Trust Fund Revenue Bonds, 5.25%, 06/15/16	6,305,000	6,965,575

		24,909,724

SMA Relationship Trust — Series M
	Face
	Amount	Value

New Mexico — 1.05%
New Mexico State Finance Authority Revenue Bonds, 5.25%, 06/15/20	$2,160,000	$2,355,113

New York — 12.66%
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/27	4,400,000	4,634,564
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/33	5,095,000	5,309,601
New York, NY General Obligation Bonds, 5.00%, 04/01/12	5,000,000	5,366,650
New York, NY General Obligation Bonds, 5.00%, 06/01/16	6,110,000	6,534,951
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, 5.00%, 04/01/15	5,000,000	5,466,500
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.25%, 11/15/30	1,000,000	1,063,810

		28,376,076

North Carolina — 3.52%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, 6.40%, 01/01/21	1,000,000	1,228,070
State of North Carolina General Obligation Bonds, 4.00%, 03/01/24	7,000,000	6,657,420

		7,885,490

Ohio — 0.84%
Columbus General Obligation Bonds, 5.00%, 07/01/22	1,780,000	1,891,321

Pennsylvania — 2.69%
Pennsylvania State General Obligation Bonds, 5.00%, 09/01/16	4,000,000	4,334,920
Pennsylvania State Higher Education Facilities Revenue Bonds, 2.88%, 10/01/09 (a)	1,700,000	1,700,000

		6,034,920

Texas — 12.12%
City of Brownsville General Obligation Bonds, 5.83%, 02/15/11 (b)	3,575,000	2,647,645
Houston Utility System Revenue Bonds, 5.25%, 05/15/25	3,000,000	3,205,650
Keller Independent School District General Obligation Bonds, 5.00%, 08/15/30	12,125,000	12,632,916
San Antonio General Obligation Bonds, 4.75%, 02/01/23	2,640,000	2,703,915
San Antonio General Obligation Bonds, 5.25%, 08/01/10 (c)	2,550,000	2,708,967
University of Texas Permanent University Fund Revenue Bonds, 5.00%, 07/01/15	3,000,000	3,267,960

		27,167,053

Utah — 0.74%
Salt Lake County Pollution Control Revenue Bonds, 2.53%, 02/01/08 (a)	1,670,000	1,670,000

Virginia — 2.53%
Loudoun County Industrial Development Authority Revenue Bonds, 2.51%, 02/15/38 (a)	5,680,000	5,680,000

Washington — 5.31%
Energy NorthWest Washington Electric Revenue Bonds, 5.00%, 07/01/14	11,000,000	11,906,290

Total Municipal Bonds
(Cost $220,774,030)		220,478,313

Total Investments — 98.35%
(Cost $220,774,030)		220,478,313
Cash and other assets, less liabilities — 1.65%		3,689,953

Net Assets — 100.00%		$224,168,266

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $220,774,030; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$972,666
Gross unrealized depreciation	(1,268,383)

Net unrealized depreciation	$(295,717)

SMA Relationship Trust — Series M

(a)	Reflects rate at September 30, 2005 on variable rate securities. Maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2005 and reset periodically.
(b)	Reflects annualized yield at September 30, 2005 on zero coupon bonds.
(c)	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
(d)	This security was pledged to cover margin requirements for futures contracts.

FUTURES CONTRACTS
SMA Relationship Trust — Series M had the following open futures contracts as of September 30, 2005:

			Current	Unrealized
	Expiration Date	Proceeds	Value	Appreciation
Index Future Sale Contracts:
5 Year U.S. Treasury Notes, 285 contracts	December 05	$33,518,494	$32,605,781	$912,713
10 Year U.S. Treasury Notes, 55 contracts	December 05	6,168,374	6,045,703	122,671

Total net unrealized appreciation on futures contracts				$1,035,384

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures contracts at September 30, 2005 was $2,549,872.

Summary of Municipal Securities by State
As a Percent of Net Assets
As of September 30, 2005 (unaudited)

Arizona	1.63%
California	24.64
Georgia	2.29
Illinois	1.08
Kansas	0.82
Massachusetts	8.02
Michigan	5.34
Missouri	1.96
New Jersey	11.11
New Mexico	1.05
New York	12.66
North Carolina	3.52
Ohio	0.84
Pennsylvania	2.69
Texas	12.12
Utah	0.74
Virginia	2.53
Washington	5.31

Total Municipal Bonds	98.35

Total Investments	98.35
Cash and other assets, less liabilities	1.65

Net Assets	100.00%

Valuation of Investments

The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees (the “Board”).
Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Transactions with Affiliates

The Funds may invest in shares of certain affiliated investment companies. These investments represented 99.06% of SMA Relationship Trust—Series T total net assets at September 30, 2005. Amounts relating to those investments at September 30, 2005 are summarized as follows:

				Change in Net
		Sales	Net Realized	Unrealized		% of
Affiliated Fund	Purchases	Proceeds	Gain	Gain	Value	Net Assets

UBS Corporate Bond Relationship Fund	$52,703,000	$17,110,000	$970,773	$567,684	$125,847,538	33.65%
UBS U.S. Securitized Mortgage Relationship Fund	108,482,000	37,173,000	1,749,423	1,268,409	244,650,096	65.41%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2005.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 23, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	November 23, 2005